GOODWILL	12 Months Ended
Feb. 28, 2019
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Goodwill Disclosure [Text Block]
8.	GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2018 and 2019 consisted of the following:

	As of	As of
	February 28,	February 28,
	2018	2019

Beginning balance	$268,687	$292,906
Addition (Note 3)	12,622	129,774
Impairment	(1,524)	(1,524)
Exchange difference	11,597	(6,928)

Goodwill, net	$291,382	$414,228

The Group recorded nil impairment loss on goodwill for the years ended February 28, 2017, 2018 and 2019.